GODFREY & KAHN, S.C.

Attorneys At Law

780 North Water Street

Milwaukee, Wisconsin 53202

Telephone: (414) 273-3500

Fax:  (414) 273-5198

October 4, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, D.C. 20549

        RE:        Kohl's Corporation

Ladies and Gentlemen:

        Transmitted herewith via EDGAR on behalf of Kohl's Corporation (the “Company”), please find the Company’s Current Report on Form 8-K.  If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kathy A. Hayes

Kathy A. Hayes

Paralegal

cc:	Richard D. Schepp
Larry Lieberman